UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series
Global SmallCap Portfolio
High Income Portfolio
Mid Cap Value Opportunities Portfolio
U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Managed Account
Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2009

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Australia - 3.7%

Food & Staples Retailing - 0.8%	ABB Grain Ltd.	179,400	$ 1,343,357

Metals & Mining - 1.5%	Kagara Ltd.	267,800	845,480
	MacArthur Coal Ltd.	107,100	1,616,263

			2,461,743

Oil, Gas & Consumable Fuels - 0.7%	Energy Resources of Australia Ltd.	44,000	850,649
	Paladin Resources Ltd. (a)	60,500	305,393

			1,156,042

Real Estate Investment Trusts (REITs) - 0.7%	CFS Retail Property Trust	583,302	1,113,525

	Total Common Stocks in Australia		6,074,667

Bermuda - 0.6%

Capital Markets - 0.5%	Lazard Ltd. Class A	20,270	827,219

Textiles, Apparel & Luxury Goods - 0.1%	C C Land Holdings Ltd.	317,800	185,959

	Total Common Stocks in Bermuda		1,013,178

Brazil - 1.1%

Electric Utilities - 0.2%	EDP - Energias do Brasil SA	10,900	228,466

Health Care Providers & Services - 0.2%	OdontoPrev SA	14,800	389,300

Transportation Infrastructure - 0.7%	Santos Brasil Participacoes SA	68,600	1,169,393

	Total Common Stocks in Brazil		1,787,159

Canada - 5.2%

Biotechnology - 0.9%	DiagnoCure, Inc. (a)	522,850	1,506,331

Electric Utilities - 0.9%	Emera, Inc.	65,600	1,495,292

Energy Equipment & Services - 0.5%	North American Energy Partners, Inc. (a)	48,100	870,129

Hotels, Restaurants & Leisure - 0.2%	Great Canadian Gaming Corp. (a)	27,300	230,355

Metals & Mining - 1.2%	Agnico-Eagle Mines Ltd.	17,150	937,247
	Eldorado Gold Corp. (a)	70,000	571,512
	Grande Cache Coal Corp. (a)	68,800	516,025

			2,024,784

Oil, Gas & Consumable Fuels - 1.5%	Baytex Energy Trust	31,900	981,035
	InterOil Corp. (a)(b)	14,400	401,328
	Keyera Facilities Income Fund	44,200	962,606

			2,344,969

	Total Common Stocks in Canada		8,471,860

Cayman Islands - 0.1%

Multiline Retail - 0.1%	Parkson Retail Group Ltd.	87,000	119,558

Personal Products - 0.0%	Ming Fai International Holdings Ltd.	401,900	76,494

	Total Common Stocks in the Cayman Islands		196,052

China - 0.3%

Transportation Infrastructure - 0.3%	Shenzhen Expressway Co., Ltd.	1,037,400	552,059

	Total Common Stocks in China		552,059

Denmark - 1.6%

Electrical Equipment - 1.0%	Vestas Wind Systems A/S (a)	11,950	1,558,481

Food Products - 0.0%	Danisco A/S	1,200	81,793

Insurance - 0.6%	TrygVesta A/S	13,175	957,957

	Total Common Stocks in Denmark		2,598,231

Finland - 0.7%

Metals & Mining - 0.4%	Rautaruukki Oyj	18,600	699,372

Multiline Retail - 0.3%	Stockmann AB 'B'	16,250	500,864

	Total Common Stocks in Finland		1,200,236

France - 2.4%

Food Products - 0.5%	Bonduelle SA	8,800	791,310

Insurance - 0.6%	Scor SE	43,525	1,031,987

1

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Leisure Equipment & Products - 0.1%	Trigano SA	12,300	$ 170,957

Life Sciences Tools & Services - 0.6%	Eurofins Scientific SA	10,700	973,646

Oil, Gas & Consumable Fuels - 0.6%	Etablissements Maurel et Prom	41,800	965,386

	Total Common Stocks in France		3,933,286

Germany - 1.9%

Biotechnology - 0.1%	Paion AG (a)	60,350	122,603

Industrial Conglomerates - 0.7%	Rheinmetall AG	19,500	1,194,881

Life Sciences Tools & Services - 0.8%	Gerresheimer AG	25,000	1,295,513

Media - 0.1%	CTS Eventim AG	6,800	239,273

Oil, Gas & Consumable Fuels - 0.1%	Petrotec AG (a)	46,500	188,617

Specialty Retail - 0.1%	Praktiker Bau- und Heimwerkermaerkte AG	9,000	144,040

	Total Common Stocks in Germany		3,184,927

Greece - 0.5%

Hotels, Restaurants & Leisure - 0.5%	Intralot SA-Integrated Lottery Systems & Services	52,700	817,112

	Total Common Stocks in Greece		817,112

Hong Kong - 0.4%

Industrial Conglomerates - 0.1%	Melco International Development Ltd.	332,200	206,023

Leisure Equipment & Products - 0.1%	Lu Ning Co. Ltd.	60,000	145,460

Media - 0.2%	Clear Media Ltd. (a)	530,000	343,827

	Total Common Stocks in Hong Kong		695,310

India - 0.8%

Chemicals - 0.4%	United Phosphorus Ltd. (a)	73,900	585,703

Multiline Retail - 0.2%	Pantaloon Retail India Ltd.	46,850	374,241

Pharmaceuticals - 0.2%	Cipla Ltd.	79,000	404,049

	Total Common Stocks in India		1,363,993

Indonesia - 0.3%

Media - 0.3%	Surya Citra Media Tbk PT	4,844,750	473,110

	Total Common Stocks in Indonesia		473,110

Ireland - 0.7%

Airlines - 0.7%	Ryanair Holdings Plc (a)(b)(c)	45,500	1,107,925

	Total Common Stocks in Ireland		1,107,925

Israel - 1.3%

Chemicals - 0.7%	Frutarom	108,900	1,072,920

Communications Equipment - 0.6%	NICE Systems Ltd. (a)(c)	32,900	972,524

	Total Common Stocks in Israel		2,045,444

Italy - 1.9%

Commercial Banks - 0.3%	Credito Emiliano SpA	52,800	465,071

Construction & Engineering - 1.3%	Astaldi SpA	111,800	861,573
	Marie Tecnimont SpA	199,800	1,221,289

			2,082,862

Insurance - 0.3%	Milano Assicurazioni SpA	86,000	440,526

	Total Common Stocks in Italy		2,988,459

Japan - 7.8%

Auto Components - 0.6%	Koito Manufacturing Co., Ltd.	77,500	1,032,304

Commercial Banks - 0.2%	Fukuoka Financial Group, Inc.	72,000	300,845

Diversified Financial Services - 0.3%	Osaka Securities Exchange Co., Ltd.	125	535,544

Food Products - 1.8%	Hokuto Corp.	32,500	866,856
	Nippon Meat Packers, Inc.	37,700	596,206
	Toyo Suisan Kaisha, Ltd.	34,500	868,075
	Yakult Honsha Co., Ltd.	18,600	531,761

			2,862,898

Gas Utilities - 0.4%	Toho Gas Co., Ltd	108,700	624,580

Health Care Equipment & Supplies - 0.3%	Fujirebio, Inc.	21,500	515,815

2

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Hotels, Restaurants & Leisure - 0.1%	Pacific Golf Group International Holdings KK	200	$ 199,499

Household Durables - 0.5%	Alpine Electronics, Inc.	45,500	480,623
	PanaHome Corp.	73,000	399,894

			880,517

Insurance - 0.7%	Aioi Insurance Co., Ltd.	211,950	1,133,075

Machinery - 0.8%	Hisaka Works Ltd.	61,900	1,290,593

Media - 0.4%	Jupiter Telecommunications Co., Ltd.	785	615,939

Multiline Retail - 0.3%	Don Quijote Co., Ltd.	27,600	515,969

Pharmaceuticals - 0.7%	Tsumura & Co.	46,000	1,219,466

Real Estate Management &	Tokyu Land Corp.	127,100	636,921
Development - 0.4%

Specialty Retail - 0.3%	Yamada Denki Co., Ltd.	7,050	477,758

	Total Common Stocks in Japan		12,841,723

Malaysia - 0.4%

Airlines - 0.4%	AirAsia Bhd (a)	1,831,650	631,746

	Total Common Stocks in Malaysia		631,746

Mexico - 0.7%

Beverages - 0.7%	Embotelladoras Arca SA de CV	328,550	1,184,433

	Total Common Stocks in Mexico		1,184,433

Netherlands - 0.3%

Food Products - 0.3%	CSM NV	15,700	522,359

	Total Common Stocks in the Netherlands		522,359

Norway - 2.3%

Communications Equipment - 0.8%	Tandberg ASA	72,600	1,266,805

Energy Equipment & Services - 0.9%	Awilco Offshore ASA (a)	88,500	1,417,539

Food Products - 0.2%	Marine Harvest (a)	531,600	376,651

Oil, Gas & Consumable Fuels - 0.4%	Frontline Ltd.	10,700	671,957

	Total Common Stocks in Norway		3,732,952

Philippines - 0.8%

Commercial Banks - 0.4%	Bank of the Philippine Islands	669,552	608,016

Water Utilities - 0.4%	Manila Water Co., Inc.	1,682,700	646,147

	Total Common Stocks in the Philippines		1,254,163

Singapore - 1.4%

Capital Markets - 0.3%	Cityspring Infrastructure Trust	814,100	458,430

Food & Staples Retailing - 0.6%	Olam International Ltd.	580,620	952,008

Real Estate Management &	UOL Group Ltd.	117,000	288,278
Development - 0.2%

Trading Companies & Distributors - 0.3%	Noble Group Ltd.	307,160	479,049

	Total Common Stocks in Singapore		2,177,765

South Africa - 0.4%

Food & Staples Retailing - 0.4%	Massmart Holdings Ltd.	59,600	605,106

	Total Common Stocks in South Africa		605,106

South Korea - 0.6%

Hotels, Restaurants & Leisure - 0.6%	Kangwon Land, Inc.	44,095	1,045,497

	Total Common Stocks in South Korea		1,045,497

Spain - 0.6%

Pharmaceuticals - 0.6%	Laboratorios Farmaceuticos Rovi SA (a)	74,600	1,035,289

	Total Common Stocks in Spain		1,035,289

Sweden - 0.5%

Oil, Gas & Consumable Fuels - 0.2%	Tanganyika Oil Co., Ltd. (a)	12,700	283,502

Wireless Telecommunication Services - 0.3%	Millicom International Cellular SA (c)	6,000	437,616

	Total Common Stocks in Sweden		721,118

Switzerland - 1.3%

Insurance - 1.0%	Swiss Life Holding	6,508	1,673,250

3

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Specialty Retail - 0.3%	Dufry Group	7,400	$ 527,598

	Total Common Stocks in Switzerland		2,200,848

Taiwan - 0.2%

Commercial Banks - 0.2%	SinoPac Financial Holdings Co., Ltd.	961,000	378,178

	Total Common Stocks in Taiwan		378,178

Thailand - 0.3%

Marine - 0.3%	Mermaid Maritime PCL (a)	509,000	440,953

	Total Common Stocks in Thailand		440,953

United Kingdom - 7.6%

Aerospace & Defense - 0.9%	QinetiQ Plc	372,900	1,471,628

Commercial Services & Supplies - 1.7%	Cape Plc (a)	68,900	324,439
	Group 4 Securicor Plc	222,500	846,898
	Intertek Group Plc	80,600	1,609,520

			2,780,857

Energy Equipment & Services - 0.4%	Amec Plc	37,250	622,053

Food Products - 0.1%	Premier Foods Plc	78,000	133,475

Insurance - 0.7%	Amlin Plc	229,234	1,155,143

Metals & Mining - 0.3%	Aricom Plc (a)	143,300	151,128
	Central African Mining & Exploration Co. Plc (a)	341,800	271,469

			422,597

Oil, Gas & Consumable Fuels - 1.6%	Afren Plc (a)	475,400	1,165,150
	Dragon Oil Plc (a)	64,200	372,378
	Sibir Energy Plc	82,300	1,005,436

			2,542,964

Pharmaceuticals - 0.9%	Hikma Pharmaceuticals Plc	185,400	1,448,653

Real Estate Investment Trusts (REITs) - 0.2%	Derwent Valley Holdings Plc	16,914	366,545

Specialty Retail - 0.8%	Game Group Plc	167,050	845,393
	Kesa Electricals Plc	154,000	455,787

			1,301,180

	Total Common Stocks in the United Kingdom		12,245,095

United States - 39.6%

Beverages - 0.3%	Boston Beer Co., Inc. Class A (a)	11,600	525,364

Biotechnology - 0.9%	Alexion Pharmaceuticals, Inc. (a)	11,700	1,096,875
	Allos Therapeutics, Inc. (a)	35,100	337,311

			1,434,186

Capital Markets - 1.0%	Affiliated Managers Group, Inc. (a)	4,100	354,240
	Stifel Financial Corp. (a)	30,114	1,268,101

			1,622,341

Chemicals - 1.2%	Celanese Corp. Series A	26,200	1,009,486
	Hercules, Inc.	47,600	954,380

			1,963,866

Commercial Banks - 1.4%	BancorpSouth, Inc.	8,200	174,660
	Cullen/Frost Bankers, Inc.	26,200	1,381,788
	Glacier Bancorp, Inc.	31,600	684,772

			2,241,220

Commercial Services & Supplies - 2.2%	Covanta Holding Corp. (a)	42,200	1,187,508
	EnergySolutions, Inc.	64,400	1,320,844
	FTI Consulting, Inc. (a)	15,300	1,088,748

			3,597,100

Communications Equipment - 1.4%	Emulex Corp. (a)	58,350	657,604
	Polycom, Inc. (a)	67,450	1,591,820

			2,249,424

Computers & Peripherals - 0.2%	Stratasys, Inc. (a)	18,300	284,565

4

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Construction & Engineering - 0.4%	The Shaw Group, Inc. (a)	10,700	$ 618,460

Containers & Packaging - 1.0%	Packaging Corp. of America	40,200	1,025,904
	Pactiv Corp. (a)	28,600	689,546

			1,715,450

Distributors - 0.8%	LKQ Corp. (a)	63,900	1,309,950

Electrical Equipment - 0.3%	Polypore International, Inc. (a)	16,850	440,628

Electronic Equipment & Instruments - 0.5%	Mercury Computer Systems, Inc. (a)	12,600	96,264
	Vishay Intertechnology, Inc. (a)	87,100	781,287

			877,551

Energy Equipment & Services - 1.3%	Complete Production Services, Inc. (a)	41,000	1,305,440
	Dril-Quip, Inc. (a)	4,000	216,560
	Patterson-UTI Energy, Inc.	20,800	591,136

			2,113,136

Food Products - 1.0%	McCormick & Co., Inc.	19,900	797,990
	Smithfield Foods, Inc. (a)	35,400	760,392

			1,558,382

Gas Utilities - 0.3%	UGI Corp.	16,800	454,608

Health Care Equipment & Supplies - 1.9%	CONMED Corp. (a)	17,400	528,786
	Immucor, Inc. (a)	32,500	979,225
	Merit Medical Systems, Inc. (a)	81,800	1,653,178

			3,161,189

Health Care Providers & Services - 1.7%	Chindex International Inc. (a)	46,200	716,562
	HMS Holdings Corp. (a)	20,700	515,016
	IPC The Hospitalist Co., Inc. (a)	34,200	737,010
	Kindred Healthcare, Inc. (a)	32,200	868,434

			2,837,022

Hotels, Restaurants & Leisure - 0.2%	BJ's Restaurants, Inc. (a)	25,600	277,760
	The Cheesecake Factory, Inc. (a)	3,900	54,912

			332,672

Independent Power Producers & Energy	Synthesis Energy Systems, Inc. (a)	26,700	205,323
Traders - 0.1%

Insurance - 0.7%	Fidelity National Title Group, Inc. Class A	22,800	304,608
	Reinsurance Group of America, Inc.	18,000	894,600

			1,199,208

Internet & Catalog Retail - 0.1%	Shutterfly, Inc. (a)	13,250	120,973

Internet Software & Services - 1.9%	ComScore, Inc. (a)	18,900	360,612
	Digital River, Inc. (a)	25,500	1,017,195
	j2 Global Communications, Inc. (a)	38,000	910,860
	SupportSoft, Inc. (a)	245,050	833,170

			3,121,837

Life Sciences Tools & Services - 0.7%	eResearch Technology, Inc. (a)	77,800	1,132,768

Machinery - 2.3%	Commercial Vehicle Group, Inc. (a)	91,400	883,838
	IDEX Corp.	31,400	1,187,862
	Nordson Corp.	23,500	1,660,510

			3,732,210

Media - 0.5%	Marvel Entertainment, Inc. (a)	25,000	867,500

Metals & Mining - 0.4%	Steel Dynamics, Inc.	19,700	624,096

Multi-Utilities - 0.3%	Vectren Corp.	15,000	438,000

Oil, Gas & Consumable Fuels - 2.4%	Alpha Natural Resources, Inc. (a)	8,700	860,865
	International Coal Group, Inc. (a)(b)	75,500	790,485
	Linn Energy LLC	27,900	608,499
	PetroHawk Energy Corp. (a)	27,600	919,632
	Stone Energy Corp. (a)	2,900	147,958
	Swift Energy Co. (a)	13,300	675,906

			4,003,345

5

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Pharmaceuticals - 0.5%	Vivus, Inc. (a)	101,500	$ 855,645

Real Estate Investment Trusts (REITs) - 1.5%	Douglas Emmett, Inc.	34,700	816,491
	Tanger Factory Outlet Centers, Inc. (b)	26,750	998,845
	Ventas, Inc.	15,800	708,788

			2,524,124

Road & Rail - 0.2%	YRC Worldwide, Inc. (a)(b)	20,500	346,450

Semiconductors & Semiconductor	Brooks Automation, Inc. (a)	42,400	331,144
Equipment - 3.4%	Integrated Device Technology, Inc. (a)	108,450	1,086,669
	Intersil Corp. Class A	51,200	1,235,456
	Microsemi Corp. (a)	57,050	1,481,018
	MoSys, Inc. (a)(b)	81,550	324,569
	Zoran Corp. (a)	127,100	1,051,117

			5,509,973

Software - 3.1%	Activision Blizzard, Inc. (a)	18,700	672,826
	Cadence Design Systems, Inc. (a)	4,500	33,255
	Citrix Systems, Inc. (a)	43,100	1,148,184
	Mentor Graphics Corp. (a)	69,600	966,048
	Sybase, Inc. (a)(b)	48,650	1,635,127
	THQ, Inc. (a)(b)	34,600	525,228

			4,980,668

Specialty Retail - 1.4%	Abercrombie & Fitch Co. Class A	20,500	1,132,010
	Urban Outfitters, Inc. (a)	35,950	1,186,710

			2,318,720

Textiles, Apparel & Luxury Goods - 0.8%	Liz Claiborne, Inc.	27,600	360,732
	Phillips-Van Heusen Corp.	27,200	962,880
	Polo Ralph Lauren Corp.	250	14,792

			1,338,404

Thrifts & Mortgage Finance - 0.4%	People's United Financial, Inc.	42,800	726,744

Wireless Telecommunication Services - 0.9%	SBA Communications Corp. Class A (a)	38,700	1,466,343

	Total Common Stocks in the United States		64,849,445

	Total Common Stocks - 88.3%		144,369,678

	Exchange-Traded Fund

	KBW Regional Banking ETF (b)	18,800	569,828

	Total Exchange-Traded Fund - 0.3%		569,828

	Total Long-Term Investments
	(Cost - $136,494,874) - 88.6%		144,939,506

		Beneficial
		Interest
	Short-Term Securities	(000)

BlackRock Liquidity Series, LLC Cash Sweep Series,
	2.45% (d)(e)	$ 18,105	18,105,299
	BlackRock Liquidity Series, LLC Money Market Series,
	2.63% (d)(e)(f)	6,192	6,192,000

	Total Short-Term Securities
	(Cost - $24,297,299) - 14.9%		24,297,299

	Total Investments Before Options Written
	(Cost - $160,792,173*) - 103.5%		169,236,805

6

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Options Written	Contracts	Value

Call Options	Alpha Natural Resources, Inc., expiring September 2008
	at $55	72	$ (322,200)

	Total Options Written
	(Premiums Received - $290,482) - (0.2)%		(322,200)

	Total Investments, Net of Options Written
	(Cost - $160,501,691) - 103.3%		168,914,605
	Liabilities in Excess of Other Assets - (3.3)%		(5,322,371)

	Net Assets - 100.0%		$ 163,592,234

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 163,068,263

Gross unrealized appreciation	$ 18,320,890
Gross unrealized depreciation	(12,152,348)

Net unrealized appreciation	$ 6,168,542

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest/Dividend
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 18,105,299	$ 98,808
BlackRock Liquidity Series, LLC
Money Market Series	$ 6,192,000	$ 30,080
Merrill Lynch Premier Institutional Fund	(9,483,300)	-

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

Forward foreign currency contracts as of July 31, 2008 were as follows:

					Unrealized
Currency		Currency		Settlement	Appreciation
Purchased		Sold		Date	(Depreciation)

$ 29,265		EUR	18,782	8/04/08	$ (25)
$ 64,066		EUR	41,100	8/05/08	(26)
$ 290,260		GBP	146,462	8/04/08	34
$ 74,899		GBP	37,814	8/05/08	(27)
HKD	87,029	$ 11,153		8/04/08	3
JPY	29,612,194	$ 274,119		8/05/08	436
$ 20,790		SGD	28,465	8/05/08	(33)

Total					$ 362

• Currency Abbreviations:
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

7

Global SmallCap Portfolio of Managed Account Series Schedule of Investments July 31, 2008 (Unaudited)

Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Portfolio's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 144,939,506	$ (322,200)
Level 2	24,297,299	$ 362
Level 3	-	-

Total	$ 169,236,805	$ (321,838)

*	Other financial instruments are options written and forward foreign currency contracts.

8

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Aerospace & Defense - 1.0%	DRS Technologies, Inc., 6.625%, 2/01/16	$ 250		$ 252,500
	Hexcel Corp., 6.75%, 2/01/15		200	193,500
	L-3 Communications Corp., 5.875%, 1/15/15		580	537,950
	TransDigm, Inc., 7.75%, 7/15/14		180	175,500

				1,159,450

Auto Components - 2.0%	Allison Transmission, Inc., 11%, 11/01/15 (a)		325	294,125
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)		530	461,100
	The Goodyear Tire & Rubber Co., 6.678%, 12/01/09 (c)		315	311,850
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		105	104,212
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		814	824,175
	Lear Corp., 8.75%, 12/01/16		235	185,650
	Metaldyne Corp., 10%, 11/01/13		130	53,300

				2,234,412

Automobiles - 0.5%	Ford Capital BV, 9.50%, 6/01/10		455	382,200
	Ford Motor Co., 8.90%, 1/15/32		340	180,200

				562,400

Building Products - 0.8%	Momentive Performance Materials, Inc., 11.50%,
	12/01/16		700	539,000
	Ply Gem Industries, Inc., 11.75%, 6/15/13 (a)		485	434,075

				973,075

Chemicals - 1.7%	American Pacific Corp., 9%, 2/01/15		180	174,150
	CII Carbon LLC, 11.125%, 11/15/15 (a)		250	243,750
	Hexion U.S. Finance Corp., 7.176%, 11/15/14 (c)		100	78,000
	Hexion U.S. Finance Corp., 9.75%, 11/15/14		235	200,337
	Innophos, Inc., 8.875%, 8/15/14		135	135,000
	MacDermid, Inc., 9.50%, 4/15/17 (a)		350	320,250
	Rockwood Specialties Group, Inc., 7.625%,
	11/15/14	EUR	375	532,297
	Terra Capital, Inc. Series B, 7%, 2/01/17	$ 235		232,063

				1,915,847

Commercial Services &	ARAMARK Corp., 8.50%, 2/01/15		160	159,400
Supplies - 3.0%	Allied Waste North America, Inc., 6.375%, 4/15/11		620	612,250
	Corrections Corp. of America, 7.50%, 5/01/11		330	333,300
	Corrections Corp. of America, 6.75%, 1/31/14		625	615,625
	DI Finance Series B, 9.50%, 2/15/13		261	258,716
	FTI Consulting, Inc., 7.75%, 10/01/16		75	76,687
	Mobile Services Group, Inc., 9.75%, 8/01/14		300	288,000
	PNA Intermediate Holding Corp., 9.676%,
	2/15/13 (b)(c)		100	100,500
	Sally Holdings LLC, 10.50%, 11/15/16		158	152,075
	US Investigations Services, Inc., 10.50%, 11/01/15 (a)		200	181,000
	West Corp., 9.50%, 10/15/14		200	172,000
	West Corp., 11%, 10/15/16		625	496,875

				3,446,428

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Communications Equipment -	Nortel Networks Ltd., 7.041%, 7/15/11 (c)	$ 430	$ 405,275
0.5%	Nortel Networks Ltd., 10.75%, 7/15/16 (a)	150	147,000

			552,275

Construction & Engineering -	Dycom Industries, Inc., 8.125%, 10/15/15	300	283,500
0.2%

Construction Materials - 0.8%	Caue Finance Ltd., 8.875%, 8/01/15 (a)	275	302,500
	Nortek Holdings, Inc., 10%, 12/01/13 (a)	580	519,100
	Texas Industries, Inc., 7.25%, 7/15/13	40	39,200

			860,800

Containers & Packaging -	Berry Plastics Holding Corp., 6.651%, 9/15/14 (c)	225	165,375
1.2%	Berry Plastics Holding Corp., 8.875%, 9/15/14	95	76,000
	Graphic Packaging International Corp., 9.50%, 8/15/13	440	409,200
	Impress Holdings BV, 5.916%, 9/15/13 (a)(c)	200	177,000
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (a)	200	135,000
	Pregis Corp., 12.375%, 10/15/13	260	249,600
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17	140	114,450

			1,326,625

Distributors - 0.5%	American Tire Distributors, Inc., 9.041%, 4/01/12 (c)	605	538,450

Diversified Financial	Axcan Intermediate Holdings, Inc., 12.75%,
Services - 3.4%	3/01/16 (a)	210	209,475
	Ford Motor Credit Co. LLC, 5.80%, 1/12/09	270	261,910
	Ford Motor Credit Co. LLC, 4.361%, 1/15/10 (c)	400	341,946
	Ford Motor Credit Co. LLC, 5.70%, 1/15/10	80	68,919
	Ford Motor Credit Co. LLC, 5.538%, 1/13/12 (c)	195	141,378
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	220	165,229
	GMAC LLC, 6%, 12/15/11	65	40,712
	GMAC LLC, 4.882%, 12/01/14 (c)	560	302,457
	GMAC LLC, 6.75%, 12/01/14	1,210	693,095
	GMAC LLC, 8%, 11/01/31	670	375,429
	Leucadia National Corp., 8.125%, 9/15/15	975	971,344
	Leucadia National Corp., 7.125%, 3/15/17	180	168,525
	Southern Star Central Corp., 6.75%, 3/01/16 (a)	180	169,200

			3,909,619

Diversified	Broadview Networks Holdings, Inc., 11.375%, 9/01/12	460	409,400
Telecommunication	Cincinnati Bell, Inc., 7.25%, 7/15/13	1,540	1,486,100
Services - 6.1%	Citizens Communications Co., 6.25%, 1/15/13	375	356,250
	Citizens Communications Co., 7.875%, 1/15/27	195	171,600
	Qwest Communications International, Inc., 6.176%,
	2/15/09 (c)	100	99,000
	Qwest Communications International, Inc., 7.50%,
	2/15/14	1,515	1,397,588
	Qwest Corp., 7.50%, 10/01/14	625	573,438
	Qwest Corp., 7.50%, 6/15/23	450	369,000
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)	1,000	1,035,000
	Windstream Corp., 8.125%, 8/01/13	500	505,000
	Windstream Corp., 8.625%, 8/01/16	550	556,875

			6,959,251

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Electric Utilities - 1.8%	Edison Mission Energy, 7.75%, 6/15/16	$ 325		$ 325,812
	Edison Mission Energy, 7%, 5/15/17		150	141,750
	Edison Mission Energy, 7.20%, 5/15/19		415	390,100
	Elwood Energy LLC, 8.159%, 7/05/26		127	122,586
	IPALCO Enterprises, Inc., 8.625%, 11/14/11 (d)		150	152,438
	IPALCO Enterprises, Inc., 7.25%, 4/01/16 (a)		150	150,375
	NSG Holdings LLC, 7.75%, 12/15/25 (a)		605	592,900
	Tenaska Alabama Partners LP, 7%, 6/30/21 (a)		136	128,404

				2,004,365

Electrical Equipment - 0.4%	Superior Essex Communications LLC, 9%, 4/15/12		495	504,900

Electronic Equipment &	NXP BV, 5.541%, 10/15/13 (c)		165	129,525
Instruments - 0.9%	NXP BV, 7.713%, 10/15/13 (c)	EUR	135	161,093
	Sanmina-SCI Corp., 8.125%, 3/01/16	$ 855		760,950

				1,051,568

Energy Equipment &	Compagnie Generale de Geophysique-Veritas, 7.50%,
Services - 0.6%	5/15/15		60	59,400
	Compagnie Generale de Geophysique-Veritas, 7.75%,
	5/15/17		390	387,075
	North American Energy Partners, Inc., 8.75%, 12/01/11		180	180,900
	SemGroup LP, 8.75%, 11/15/15 (a)(e)		570	76,950

				704,325

Food & Staples Retailing -	AmeriQual Group LLC, 9%, 4/01/12 (a)		125	80,000
0.4%	Rite Aid Corp., 7.50%, 3/01/17		535	433,350

				513,350

Food Products - 0.2%	Smithfield Foods, Inc., 7.75%, 7/01/17		220	188,100

Gas Utilities - 0.1%	Transcontinental Gas Pipe Line Corp. Series B, 8.875%,
	7/15/12		155	169,725

Health Care Equipment &	Biomet, Inc., 10.375%, 10/15/17 (b)		100	105,500
Supplies - 1.8%	Biomet, Inc., 11.625%, 10/15/17		100	105,625
	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (b)		195	172,087
	Hologic, Inc., 2%, 12/15/37 (f)		600	462,000
	ReAble Therapeutics Finance LLC, 10.875%,
	11/15/14 (a)		1,200	1,200,000

				2,045,212

Health Care Providers &	Community Health Systems, Inc. Series WI, 8.875%,
Services - 1.7%	7/15/15 (g)		310	312,325
	Omnicare, Inc. Series OCR, 3.25%, 12/15/35 (f)		220	164,450
	Tenet Healthcare Corp., 6.50%, 6/01/12		1,445	1,403,456
	United Surgical Partners International, Inc., 8.875%,
	5/01/17		111	97,680

				1,977,911

Hotels, Restaurants &	American Real Estate Partners LP, 7.125%, 2/15/13		1,260	1,127,700
Leisure - 4.9%	CCM Merger, Inc., 8%, 8/01/13 (a)		155	125,937

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Fontainebleau Las Vegas Holdings LLC, 10.25%,
	6/15/15 (a)	$ 130	$ 68,900
	Galaxy Entertainment Finance Co. Ltd., 8.133%,
	12/15/10 (a)(c)	150	144,750
	Galaxy Entertainment Finance Co. Ltd., 9.875%,
	12/15/12 (a)	250	241,250
	Gaylord Entertainment Co., 8%, 11/15/13	160	148,800
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (a)	140	133,700
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(e)	235	169,200
	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (a)	415	313,325
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(b)	1,200	751,500
	Landry's Restaurants, Inc., 9.50%, 12/15/14	285	275,737
	Little Traverse Bay Bands of Odawa Indians, 10.25%,
	2/15/14 (a)	390	323,700
	Mashantucket Western Pequot Tribe Series A,
	8.50%, 11/15/15 (a)	20	15,400
	Mohegan Tribal Gaming Authority, 6.125%, 2/15/13	175	152,250
	Pinnacle Entertainment, Inc., 7.50%, 6/15/15	80	59,600
	Seneca Gaming Corp., 7.25%, 5/01/12	110	100,375
	Shingle Springs Tribal Gaming Authority, 9.375%,
	6/15/15 (a)	35	28,350
	Snoqualmie Entertainment Authority, 6.875%,
	2/01/14 (a)(c)	65	47,450
	Station Casinos, Inc., 7.75%, 8/15/16	250	167,500
	Travelport LLC, 7.307%, 9/01/14 (c)	80	62,000
	Tropicana Entertainment LLC Series WI,
	9.625%, 12/15/14 (e)	75	20,250
	Virgin River Casino Corp., 9%, 1/15/12	485	334,650
	Waterford Gaming LLC, 8.625%, 9/15/14 (a)	277	260,380
	Wynn Las Vegas LLC, 6.625%, 12/01/14	575	520,375

			5,593,079

Household Durables - 0.9%	American Greetings Corp., 7.375%, 6/01/16	115	109,825
	Ashton Woods USA LLC, 9.50%, 10/01/15	545	327,000
	Jarden Corp., 7.50%, 5/01/17	335	291,450
	Stanley-Martin Communities LLC, 9.75%, 8/15/15	700	280,000

			1,008,275

IT Services - 0.9%	First Data Corp., 9.875%, 9/24/15 (a)	400	354,000
	SunGard Data Systems, Inc., 9.125%, 8/15/13	680	695,300

			1,049,300

Independent Power	The AES Corp., 8%, 10/15/17	1,025	1,009,625
Producers & Energy	Dynegy Holdings, Inc., 8.375%, 5/01/16	180	178,650
Traders - 4.5%	Dynegy Holdings, Inc., 7.75%, 6/01/19	725	667,000
	Energy Future Holding Corp., 11.25%, 11/01/17 (a)(b)	400	396,000
	NRG Energy, Inc., 7.25%, 2/01/14	90	87,750

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	NRG Energy, Inc., 7.375%, 2/01/16	$ 1,570	$ 1,522,900
	Texas Competitive Electric Holdings Co. LLC, 10.25%,
	11/01/15 (a)	110	110,000
	Texas Competitive Electric Holdings Co. LLC, 10.50%,
	11/01/16 (a)(b)	790	760,375
	Texas Competitive Electric Holdings Co. LLC Series B,
	10.25%, 11/01/15 (a)	375	375,000

			5,107,300

Industrial Conglomerates -	Sequa Corp., 11.75%, 12/01/15 (a)	570	495,900
1.1%	Sequa Corp., 13.50%, 12/01/15 (a)(b)	870	789,598

			1,285,498

Insurance - 0.1%	USI Holdings Corp., 6.551%, 11/15/14 (a)(c)	100	80,000

Life Sciences Tools &	Bio-Rad Laboratories, Inc., 7.50%, 8/15/13	250	249,375
Services - 0.2%

Machinery - 1.3%	Accuride Corp., 8.50%, 2/01/15	285	193,800
	American Railcar Industries, Inc., 7.50%, 3/01/14	45	41,625
	Esco Corp., 8.625%, 12/15/13 (a)	615	613,462
	RBS Global, Inc., 8.875%, 9/01/16	85	77,775
	Terex Corp., 8%, 11/15/17	275	268,813
	Titan International, Inc., 8%, 1/15/12	325	316,875

			1,512,350

Marine - 0.0%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	43	42,032

Media - 8.0%	Affinion Group, Inc., 10.125%, 10/15/13	60	60,300
	Affinion Group, Inc., 11.50%, 10/15/15	275	273,625
	Barrington Broadcasting Group LLC, 10.50%, 8/15/14	650	549,250
	Cablevision Systems Corp. Series B, 7.133%,
	4/01/09 (c)	1,210	1,217,562
	Cablevision Systems Corp. Series B, 8%, 4/15/12	125	119,687
	Charter Communications Holdings I, LLC, 11%,
	10/01/15	180	136,100
	Charter Communications Holdings II, LLC, 10.25%,
	9/15/10	1,095	1,042,125
	Dex Media, Inc., 8%, 11/15/13	175	106,750
	Dex Media West LLC, 9.875%, 8/15/13	175	137,375
	DirecTV Holdings LLC, 8.375%, 3/15/13	100	103,250
	DirecTV Holdings LLC, 7.625%, 5/15/16 (a)	560	555,800
	EchoStar DBS Corp., 7.125%, 2/01/16	350	322,875
	Harland Clarke Holdings Corp., 7.426%, 5/15/15 (c)	60	42,300
	Harland Clarke Holdings Corp., 9.50%, 5/15/15	70	57,050
	Liberty Media Corp., 0.75%, 3/30/23 (f)	175	177,406
	Mediacom Broadband LLC, 8.50%, 10/15/15	230	205,275
	NTL Cable Plc, 8.75%, 4/15/14	45	41,962
	NTL Cable Plc, 9.125%, 8/15/16	625	578,125
	Nielsen Finance LLC, 10%, 8/01/14 (a)	645	649,838
	ProtoStar I Ltd., 12.50%, 10/15/12 (a)(c)(f)	190	184,225

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	R.H. Donnelley, Inc., 11.75%, 5/15/15 (a)	$ 698	$ 515,947
	Rainbow National Services LLC, 10.375%, 9/01/14 (a)	146	154,578
	Salem Communications Corp., 7.75%, 12/15/10	400	343,000
	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)	1,340	1,179,200
	TL Acquisitions, Inc., 13.834%, 7/15/15 (a)(d)	175	127,750
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(f)	160	145,000
	Windstream Regatta Holdings, Inc., 11%, 12/01/17 (a)	229	148,850

			9,175,205

Metals & Mining - 5.5%	AK Steel Corp., 7.75%, 6/15/12	530	543,250
	Aleris International, Inc., 9%, 12/15/14 (b)	495	381,150
	Aleris International, Inc., 10%, 12/15/16	425	293,250
	Arch Western Finance LLC, 6.75%, 7/01/13	100	99,750
	Century Aluminum Co., 7.50%, 8/15/14	160	157,200
	Drummond Co., Inc., 7.375%, 2/15/16 (a)	125	113,125
	Evraz Group SA, 8.875%, 4/24/13 (a)	280	272,300
	Evraz Group SA, 9.50%, 4/24/18 (a)	180	173,484
	FMG Finance Pty Ltd., 10.625%, 9/01/16 (a)	500	580,000
	Foundation PA Coal Co., 7.25%, 8/01/14	200	201,000
	Freeport-McMoRan Copper & Gold, Inc., 5.883%,
	4/01/15 (c)	685	688,302
	Freeport-McMoRan Copper & Gold, Inc., 8.375%,
	4/01/17	1,110	1,162,725
	Novelis, Inc., 7.25%, 2/15/15	275	254,375
	RathGibson, Inc., 11.25%, 2/15/14	255	242,250
	Ryerson, Inc., 10.176%, 11/01/14 (a)(c)	180	171,000
	Ryerson, Inc., 12%, 11/01/15 (a)	105	102,375
	Steel Dynamics, Inc., 7.375%, 11/01/12	590	584,100
	Vedanta Resources Plc, 9.50%, 7/18/18 (a)	260	256,992

			6,276,628

Multiline Retail - 0.4%	Neiman Marcus Group, Inc., 9%, 10/15/15 (b)	490	478,975

Oil, Gas & Consumable Fuels -	Atlas Energy Resources LLC, 10.75%, 2/01/18 (a)	700	715,750
9.1%	Atlas Pipeline Partners LP, 8.75%, 6/15/18 (a)	295	289,838
	Berry Petroleum Co., 8.25%, 11/01/16	175	172,375
	Chaparral Energy, Inc., 8.50%, 12/01/15	200	172,500
	Chesapeake Energy Corp., 6.375%, 6/15/15	140	132,300
	Chesapeake Energy Corp., 7.25%, 12/15/18	1,250	1,225,000
	Chesapeake Energy Corp., 2.25%, 12/15/38 (f)	275	262,281
	Cimarex Energy Co., 7.125%, 5/01/17	420	413,700
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	380	370,500
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (a)	525	549,937
	Copano Energy LLC, 8.125%, 3/01/16	135	131,625
	Corral Finans AB, 7.713%, 4/15/10 (a)(b)	64	59,253
	Denbury Resources, Inc., 7.50%, 12/15/15	110	109,175
	EXCO Resources, Inc., 7.25%, 1/15/11	430	425,700
	Encore Acquisition Co., 6%, 7/15/15	240	217,200
	Forest Oil Corp., 7.25%, 6/15/19	400	376,000

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Forest Oil Corp., 7.25%, 6/15/19 (a)	$ 425		$ 399,500
	Newfield Exploration Co., 6.625%, 4/15/16		190	177,175
	Newfield Exploration Co., 7.125%, 5/15/18		255	240,975
	OPTI Canada, Inc., 7.875%, 12/15/14		250	248,125
	OPTI Canada, Inc., 8.25%, 12/15/14		775	780,813
	Peabody Energy Corp., 7.375%, 11/01/16		360	367,200
	PetroHawk Energy Corp., 7.875%, 6/01/15 (a)		530	512,775
	Range Resources Corp., 6.375%, 3/15/15		160	149,600
	Roseton-Danskammer 2001 Series B, 7.67%, 11/08/16		350	342,563
	Sabine Pass LNG LP, 7.50%, 11/30/16		130	111,800
	SandRidge Energy, Inc., 8.625%, 4/01/15 (a)(b)		230	232,013
	SandRidge Energy, Inc., 8%, 6/01/18 (a)		400	396,000
	Southwestern Energy Co., 7.50%, 2/01/18 (a)		135	138,375
	Swift Energy Co., 7.125%, 6/01/17		475	434,625
	Whiting Petroleum Corp., 7.25%, 5/01/12		255	250,538

				10,405,211

Paper & Forest	Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12		800	328,000
Products - 4.4%	Boise Cascade LLC, 7.125%, 10/15/14		90	62,100
	Bowater Canada Finance Corp., 7.95%, 11/15/11		280	182,000
	Bowater, Inc., 9%, 8/01/09		400	366,000
	Cascades, Inc., 7.25%, 2/15/13		650	552,500
	Domtar Corp., 5.375%, 12/01/13		80	68,800
	Domtar Corp., 7.125%, 8/15/15		710	667,400
	NewPage Corp., 10%, 5/01/12		1,265	1,211,237
	NewPage Corp., 12%, 5/01/13		350	335,125
	Norske Skog Canada Ltd., 7.375%, 3/01/14		100	69,000
	Verso Paper Holdings LLC Series B, 6.551%,
	8/01/14 (c)		355	312,400
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14		735	657,825
	Verso Paper Holdings LLC Series B, 11.375%, 8/01/16		260	218,400

				5,030,787

Pharmaceuticals - 0.4%	Angiotech Pharmaceuticals, Inc., 6.432%,
	12/01/13 (c)		475	422,750
	Catalent Pharma Solutions, Inc., 9.75%, 4/15/17	EUR	80	84,855

				507,605

Real Estate Investment Trusts	Ventas Realty, LP, 9%, 5/01/12	$ 150		158,063
(REITs) - 0.1%

Real Estate Management &	Realogy Corp., 10.50%, 4/15/14		260	169,000
Development - 0.3%	Realogy Corp., 11%, 4/15/14 (b)		315	170,888
	Realogy Corp., 12.375%, 4/15/15		25	11,875

				351,763

Semiconductors &	Amkor Technology, Inc., 7.75%, 5/15/13		90	82,350
Semiconductors Equipment -	Amkor Technology, Inc., 9.25%, 6/01/16		140	132,650
0.7%	Freescale Semiconductor, Inc., 8.875%, 12/15/14		280	237,300
	Freescale Semiconductor, Inc., 9.125%, 12/15/14 (b)		165	133,650
	Spansion, Inc., 5.807%, 6/01/13 (a)(c)		240	168,000

				753,950

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Software - 0.1%	BMS Holdings, Inc., 9.954%, 2/15/12 (a)(b)(c)	$ 125		$ 77,897

Specialty Retail - 1.5%	Asbury Automotive Group, Inc., 8%, 3/15/14		200	164,000
	Asbury Automotive Group, Inc., 7.625%, 3/15/17		90	66,488
	AutoNation, Inc., 4.791%, 4/15/13 (c)		375	309,375
	AutoNation, Inc., 7%, 4/15/14		100	86,125
	Buffets, Inc., 12.50%, 11/01/14 (e)		90	1,350
	General Nutrition Centers, Inc., 7.199%, 3/15/14 (b)(c)		290	248,675
	General Nutrition Centers, Inc., 10.75%, 3/15/15		390	328,575
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(f)		185	108,688
	Michaels Stores, Inc., 10%, 11/01/14		175	140,437
	United Auto Group, Inc., 7.75%, 12/15/16		295	243,375

				1,697,088

Textiles, Apparel &	Levi Strauss & Co., 8.875%, 4/01/16		625	562,500
Luxury Goods - 0.5%

Thrifts & Mortgage	Residential Capital LLC, 8.50%, 5/15/10 (a)		157	112,255
Finance - 0.1%

Tobacco - 0.3%	Vector Group Ltd., 11%, 8/15/15		350	351,750

Wireless Telecommunication	American Tower Corp., 3%, 8/15/12 (f)		200	415,250
Services - 4.8%	BCM Ireland Preferred Equity Ltd., 10.597%,
	2/15/17 (a)(b)	EUR	200	162,570
	Centennial Communications Corp., 8.541%,
	1/01/13 (c)	$ 350		348,687
	Centennial Communications Corp., 8.125%,
	2/01/14		410	414,100
	Cricket Communications, Inc., 9.375%, 11/01/14		215	210,700
	Cricket Communications, Inc., 10.875%, 11/01/14		170	166,600
	Cricket Communications, Inc., 10%, 7/15/15 (a)		150	151,125
	Digicel Group Ltd., 8.875%, 1/15/15 (a)		365	336,712
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)		470	425,350
	FiberTower Corp., 9%, 11/15/12 (a)(f)		160	109,400
	FiberTower Corp., 9%, 11/15/12 (f)		50	34,188
	iPCS, Inc., 4.926%, 5/01/13 (c)		440	391,600
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		895	868,150
	Nordic Telephone Co. Holdings ApS, 8.875%,
	5/01/16 (a)		300	289,500
	Orascom Telecom Finance SCA, 7.875%, 2/08/14 (a)		100	91,750
	Rural Cellular Corp., 8.25%, 3/15/12		135	138,038
	Sprint Capital Corp., 7.625%, 1/30/11		775	751,750
	Sprint Capital Corp., 6.875%, 11/15/28		195	154,538

				5,460,008

	Total Corporate Bonds - 79.7%			91,208,482

	Common Stocks		Shares

Auto Components - 0.1%	Goodyear Tire & Rubber Co.		6,645	130,441

Multi-Utilities - 0.0%	CenterPoint Energy, Inc.		1,249	19,692

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels -	EXCO Resources, Inc. (h)	15,792	$ 411,374
0.4%

Semiconductors &	Cypress Semiconductor Corp. (h)	3,614	98,482
Semiconductor Equipment - 0.1%

	Total Common Stocks - 0.6%		659,989

		Par
	Floating Rate Loan Interests	(000)

Auto Components - 0.2%	Delphi Automotive Systems Delay Draw Term Loan,
	8.50%, 12/31/08	$ 37	32,849
	Delphi Automotive Systems Term Loan, 8.50%,
	12/31/08	213	189,276

			222,125

Automobiles - 0.3%	Ford Motor Term Loan B, 5.46%, 12/15/13	300	235,313
	General Motors Corp. Term Loan B, 5.163%, 11/29/13	199	156,702

			392,015

Chemicals - 0.8%	PQ Corp. First Lien Term Loan, 5.92% - 6.05%, 5/29/15	250	233,594
	PQ Corp. Second Lien Term Loan, 9.30%, 5/29/16	750	648,750

			882,344

Health Care Providers &	Community Health Systems, Inc. Term Loan B,
Services - 0.3%	4.733% - 4.899%, 6/18/14	336	317,620

Hotels, Restaurants & Leisure -	Travelport, Inc. Term Loan, 9.793%, 3/22/12	498	323,556
0.3%

Independent Power Producers	TXU Corp. Term Loan B-1, 6.49% - 6.596%, 10/10/14	90	84,319
& Energy Traders - 1.3%	TXU Corp. Term Loan B-2, 5.948% - 6.234%, 10/14/29	248	233,149
	TXU Corp. Term Loan B-3, 6.234% - 8.396%, 10/10/14	1,222	1,143,834

			1,461,302

Media - 2.1%	Catalina Marketing Group Term Loan, 7.533%,
	10/09/17	900	807,750
	Education Media and Publishing First Lien Term
	Loan B, 6.456%, 11/14/14	439	393,258
Education Media and Publishing Second Lien Term Loan,
	11.956%, 11/14/14	1,537	1,275,636

			2,476,644

	Total Floating Rate Loan Interests - 5.3%		6,075,606

	Preferred Securities

	Capital Trusts

Diversified Financial	Citigroup, Inc., 8.40%, 4/29/49 (c)	1,380	1,181,611
Services - 1.3%	JPMorgan Chase & Co., 7.90%, 4/29/49 (c)	310	286,756

	Total Capital Trusts - 1.3%		1,468,367

	High Income Portfolio of Managed Account Series
	Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Preferred Stocks	Shares	Value

Insurance - 0.5%	American International Group, Inc., 8.50% (f)	$ 10,000	$ 575,200

	Total Preferred Stocks - 0.5%		575,200

	Total Preferred Securities - 1.8%		2,043,567

	Total Long-Term Investments
	(Cost - $108,984,970) - 87.4%		99,987,644

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Cash Sweep Series,
	2.45% (i)(j)	$ 12,245	12,244,891

	Total Short-Term Securities
	(Cost - $12,244,891) - 10.7%		12,244,891

	Total Investments (Cost - $121,229,861*) - 98.1%		112,232,535
	Other Assets Less Liabilities - 1.9%		2,151,843

	Net Assets - 100.0%		$ 114,384,378

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 121,393,890

Gross unrealized appreciation	$ 598,307
Gross unrealized depreciation	(9,759,662)

Net unrealized depreciation	$ (9,161,355)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(d)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

(e)	Issuer filed for bankruptcy or is in default of interest payments.

(f)	Convertible security.

(g)	When-issued security.

(h)	Non-income producing security.

(i)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net Activity
	Affiliate	(000)	Income

	BlackRock Liquidity Series, LLC
	Cash Sweep Series	$12,245	$51,170

(j)	Represents the current yield as of report date.

  For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)

•	Forward foreign currency contracts as of July 31, 2008 were as follows:

	Currency			Settlement	Unrealized
	Purchased		Currency Sold	Date	Appreciation

	$ 1,026,679		EUR 656,000	10/23/08	$ 8,064

•	Swap contracts outstanding as of July 31, 2008 were as follows:

Notional
				Amount	Unrealized
				(000)	Depreciation

Sold credit default protection on Ford Motor Co. and
receive 3.80%
Broker, JPMorgan Chase
	Expires March 2010			$ 400	$ (77,352)

•	Currency Abbreviations:
	EUR	Euro

High Income Portfolio of Managed Account Series

Schedule of Investments July 31, 2008 (Unaudited)

Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS

157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Portfolio's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 1,235,189	-
Level 2	110,997,346	$ (69,288)
Level 3	-	-

Total	$ 112,232,535	$ (69,288)

*	Other financial instruments are forward foreign currency contracts and swaps.

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 1.2%	Curtiss-Wright Corp.	37,800	$ 1,989,792

Capital Markets - 2.8%	Invesco Ltd. (a)	79,200	1,844,568
	Investment Technology Group, Inc. (b)	27,600	820,824
	TD Ameritrade Holding Corp. (b)	93,700	1,865,567

			4,530,959

Chemicals - 3.1%	Hercules, Inc.	162,800	3,264,140
	Lubrizol Corp.	35,400	1,762,920

			5,027,060

Commercial Banks - 1.7%	Cullen/Frost Bankers, Inc.	18,100	954,594
	First Horizon National Corp. (c)	110,300	1,036,820
	Webster Financial Corp.	41,200	818,232

			2,809,646

Commercial Services & Supplies - 2.5%	Allied Waste Industries, Inc. (b)	187,300	2,266,330
	Cintas Corp.	64,600	1,837,224

			4,103,554

Communications Equipment - 2.7%	Brocade Communications Systems, Inc. (b)	91,500	617,625
	Tellabs, Inc. (b)	749,500	3,852,430

			4,470,055

Construction & Engineering - 4.0%	Chicago Bridge & Iron Co. NV	71,200	2,333,224
	EMCOR Group, Inc. (b)	51,300	1,545,156
	URS Corp. (b)	63,000	2,640,960

			6,519,340

Containers & Packaging - 1.3%	Smurfit-Stone Container Corp. (b)	378,600	2,161,806

Diversified Telecommunication Services - 0.0%	Bell Aliant Regional Communications
	Income Fund	210	5,454

Electrical Equipment - 1.9%	Hubbell, Inc. Class B	73,800	3,111,408

Electronic Equipment & Instruments - 5.6%	Anixter International, Inc. (b)	69,600	4,734,888
	Ingram Micro, Inc. Class A (b)	168,000	3,096,240
	Tech Data Corp. (b)	38,500	1,342,495

			9,173,623

Energy Equipment & Services - 2.7%	BJ Services Co.	74,600	2,193,240
	Rowan Cos., Inc.	53,500	2,129,300

			4,322,540

Health Care Equipment & Supplies - 2.2%	Edwards Lifesciences Corp. (b)	39,500	2,475,860
	Kinetic Concepts, Inc. (b)	33,800	1,181,310

			3,657,170

Health Care Technology - 1.8%	Cerner Corp. (b)	40,700	1,817,662
	HLTH Corp. (b)	106,961	1,170,153

			2,987,815

Hotels, Restaurants & Leisure - 0.6%	Darden Restaurants, Inc.	32,100	1,045,497

Household Durables - 3.5%	Harman International Industries, Inc.	54,400	2,239,648
	KB Home (c)	43,600	766,924
	Lennar Corp. Class A	52,700	637,670
	Newell Rubbermaid, Inc.	128,800	2,129,064

			5,773,306

Household Products - 0.9%	Clorox Co.	26,300	1,433,350

IT Services - 3.0%	Alliance Data Systems Corp. (b)	32,000	2,052,800
	Convergys Corp. (b)	220,300	2,797,810

			4,850,610

Insurance - 4.7%	Conseco, Inc. (b)	370,700	3,106,466
	HCC Insurance Holdings, Inc.	61,400	1,390,710
	Reinsurance Group of America, Inc.	42,100	2,092,370
	RenaissanceRe Holdings Ltd.	20,600	1,047,922

			7,637,468

Machinery - 5.4%	AGCO Corp. (b)	75,500	4,518,675
	Dover Corp.	44,700	2,218,461

1

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Timken Co.	30,500	$ 1,007,110
	Trinity Industries, Inc.	27,500	1,035,100

			8,779,346

Media - 1.9%	Harte-Hanks, Inc.	250,000	3,102,500

Metals & Mining - 0.9%	Allegheny Technologies, Inc.	17,300	818,117
	Reliance Steel & Aluminum Co.	10,800	682,128

			1,500,245

Multi-Utilities - 7.8%	Alliant Energy Corp.	109,500	3,529,185
	OGE Energy Corp.	163,100	5,336,632
	Wisconsin Energy Corp.	84,800	3,826,176

			12,691,993

Multiline Retail - 1.4%	Saks, Inc. (b)(c)	220,800	2,249,952

Oil, Gas & Consumable Fuels - 5.2%	Cabot Oil & Gas Corp. Class A	58,700	2,583,387
	Newfield Exploration Co. (b)	53,700	2,630,226
	Noble Energy, Inc.	4,200	310,254
	Plains Exploration & Production Co. (b)	53,200	2,977,604

			8,501,471

Personal Products - 1.6%	Alberto-Culver Co.	95,800	2,570,314

Pharmaceuticals - 2.9%	King Pharmaceuticals, Inc. (b)	90,600	1,042,806
	Medicis Pharmaceutical Corp. Class A	189,300	3,475,548
	Sepracor, Inc. (b)	15,800	276,184

			4,794,538

Real Estate Investment Trusts (REITs) - 4.5%	Alexandria Real Estate Equities, Inc.	17,200	1,776,072
	Boston Properties, Inc.	12,400	1,192,756
	Brandywine Realty Trust	117,400	1,884,270
	Cousins Properties, Inc. (c)	78,200	1,718,054
	FelCor Lodging Trust, Inc.	109,700	876,503

			7,447,655

Semiconductors & Semiconductor	Broadcom Corp. Class A (b)	28,800	699,552
Equipment - 1.2%	Microchip Technology, Inc.	24,200	772,706
	Micron Technology, Inc. (b)	113,500	548,205

			2,020,463

Software - 5.4%	Novell, Inc. (b)	310,500	1,729,485
	Parametric Technology Corp. (b)	139,300	2,698,241
	TIBCO Software, Inc. (b)	538,300	4,419,443

			8,847,169

Specialty Retail - 4.0%	The Gap, Inc.	189,600	3,056,352
	RadioShack Corp.	209,900	3,501,132

			6,557,484

Textiles, Apparel & Luxury Goods - 1.1%	Jones Apparel Group, Inc.	107,800	1,804,572

Thrifts & Mortgage Finance - 2.0%	People's United Financial, Inc.	190,000	3,226,200

Trading Companies & Distributors - 0.7%	United Rentals, Inc. (b)	73,519	1,189,537

	Total Common Stocks - 92.2%		150,893,892

	Exchange-Traded Funds

	iShares Dow Jones U.S. Real Estate Index Fund	50,600	3,152,380
	iShares NASDAQ Biotechnology Index Fund	11,500	1,023,385
	SPDR® Gold Trust (b)	28,600	2,575,430
	Vanguard Energy ETF	14,400	1,612,224

	Total Exchange-Traded Funds - 5.1%		8,363,419

	Total Long-Term Investments
	(Cost - $164,393,092) - 97.3%		159,257,311

		Par
	Short-Term Securities	(000)

Time Deposits - 0.0%	Brown Brothers Harriman & Co.,
	1.46%, 7/31/08	$ 34	33,820

2

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Short-Term Securities	(000)	Value

BlackRock Liquidity Series, LLC
Cash Sweep Series, 2.45% (d)(e)	$ 2,593	$ 2,593,375
BlackRock Liquidity Series, LLC
Money Market Series, 2.63% (d)(e)(f)	4,080	4,080,250

Total Short-Term Securities
(Cost - $6,707,445) - 4.1%		6,707,445

Total Investments
(Cost - $171,100,537*) - 101.4%		165,964,756
Liabilities in Excess of Other Assets	- (1.4)%	(2,267,807)

Net Assets - 100.0%		$ 163,696,949

* The cost and unrealized appreciation (depreciation) of investments as of July, 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 176,933,602

Gross unrealized appreciation	$ 8,395,355
Gross unrealized depreciation	(19,364,201)

Net unrealized depreciation	$ (10,968,846)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security, or a portion of the security is on loan.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ 2,593,375	$ 27,695
BlackRock Liquidity Series, LLC Money Market Series	$ 4,080,250	$ 26,365
Merrill Lynch Premier Institutional Fund	(7,241,650)	-

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

  For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

3

Mid Cap Value Opportunities Portfolio of Managed Account Series

Schedule of Investments July 31, 2008 (Unaudited)

Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Portfolio's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 159,257,311
Level 2	6,707,445
Level 3	-

Total	$ 165,964,756

4

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	U.S. Government Agency Mortgage-Backed Securities

	Interest	Maturity	Par
	Rate	Date(s)	(000)	Value

Fannie Mae Guaranteed Pass -	4.50%	8/15/38 (a)	$ 3,000	$ 2,746,875
Through Certificates	5.00	8/15/23 - 8/15/38 (a)	36,339	34,670,828
	5.50	8/01/34 - 8/15/38 (a)(b)	41,040	40,235,962
	6.00	5/01/37 - 8/15/38 (a)	20,953	21,053,595
	6.50	8/01/37 - 9/01/37	3,679	3,782,169

Freddie Mac Mortgage	5.00	12/01/36 - 8/15/38 (a)	5,000	4,739,936
Participation Certificates	5.50	5/01/37 - 8/15/38 (a)	9,186	8,980,206
	6.00	10/01/36 - 8/15/38 (a)	90	91,066
	6.50	9/15/38 (a)	2,000	2,047,500

Ginnie Mae MBS Certificates	5.00	5/15/35 - 8/15/38 (a)	4,747	4,591,692
	5.50	8/15/38 - 8/21/38 (a)	5,000	4,949,439
	6.00	11/15/34 - 8/21/38 (a)	3,734	3,772,371
	6.50	1/15/32 - 8/15/38 (a)	2,559	2,640,838

	Total U.S. Government Agency Mortgage-Backed Securities - 88.5%			134,302,477

	U.S. Government Agency Mortgage-Backed Securities -
	Collateralized Mortgage Obligations

	Fannie Mae Trust Series 370 Class 2, 6%, 5/25/36 (f)		1,037	294,077
	Fannie Mae Trust Series 2006-125 Class SM, 2.335%,
	1/25/37 (f)		2,670	264,160
	Fannie Mae Trust Series 2008-13 Class SB, 2.24%,
	3/25/38 (f)		2,240	169,623
	Freddie Mac Multiclass Certificates Series 2411 Class FJ,
	2.867%, 12/15/29 (a)		36	35,718
	Freddie Mac Multiclass Certificates Series 2971 Class GD,
	5%, 5/15/20		950	930,549
	Freddie Mac Multiclass Certificates Series 3288 Class SJ,
	1.103%, 3/15/37 (f)		1,704	113,585

Total U.S. Government Agency Mortgage-Backed Securities -
	Collateralized Mortgage Obligations - 1.2%			1,807,712

	Asset-Backed Securities

	Citibank Credit Card Master Trust I Series 1997-4 Class B,
	3.28%, 3/10/11 (c)		75	74,314
Countrywide Asset Backed Certificates Series 2004-6 Class
	2A4, 5.77%, 11/25/34 (c)		164	137,381
	Discover Card Master Trust I Series 2003-4 Class A1,
	2.577%, 5/15/11 (c)		325	324,395
	Irwin Home Equity Corp. Series 2005-C Class 1A1, 2.732%,
	4/25/30 (c)		67	60,226
	Merrill Lynch First Franklin Mortgage Loan Trust Series
	2007-1 Class A2A, 2.592%, 4/25/37 (c)(d)		621	583,686

	Total Asset-Backed Securities - 0.8%			1,180,002

	Non-Government Agency Mortgage-Backed Securities

Collateralized Mortgage	Banc of America Funding Corp. Series 2006-B Class 5A1,
Obligations - 27.8%	5.853%, 3/20/36 (c)		1,222	1,029,688
	Banc of America Mortgage Securities Inc. Series 2003-3
	Class 2A1, 3.022%, 5/25/18 (c)		216	210,549
	Banc of America Mortgage Securities Inc. Series 2003-10
	Class 1A6, 2.922%, 1/25/34 (c)		324	310,145
	CS First Boston Mortgage Securities Corp. Series 2004-1
	Class 4A1, 5%, 2/25/19		618	586,674

1

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Non-Government Agency Mortgage-Backed Securities	(000)	Value

CS First Boston Mortgage Securities Corp. Series 2004-6
Class 5A1, 4.50%, 9/25/19	$ 526	$ 496,932
CS First Boston Mortgage Securities Corp. Series 2004-7
Class 6A1, 5.25%, 10/25/19	508	471,752
Chase Mortgage Finance Corp. Series 2003-S9 Class A1, 5%,
10/25/18	1,047	1,005,919
Countrywide Alternative Loan Trust Series 2004-12CB Class
1A1, 5%, 7/25/19	567	533,704
Countrywide Alternative Loan Trust Series 2004-24CB Class
2A1, 5%, 11/25/19	587	529,147
Countrywide Alternative Loan Trust Series 2004-J8 Class
4A1, 6%, 2/25/17	414	409,941
Countrywide Alternative Loan Trust Series 2005-3CB Class
1A4, 5.25%, 3/25/35	256	226,935
Countrywide Alternative Loan Trust Series 2005-21B Class
A17, 6%, 6/25/35	918	802,306
Countrywide Alternative Loan Trust Series 2005-21CB Class
A3, 5.25%, 6/25/35	761	658,022
Countrywide Alternative Loan Trust Series 2005-23CB Class
A15, 5.50%, 7/25/35	1,094	961,042
Countrywide Alternative Loan Trust Series 2005-28CB Class
1A5, 5.50%, 8/25/35	1,413	1,235,914
Countrywide Alternative Loan Trust Series 2005-57CB Class
3A3, 5.50%, 12/25/35	473	440,095
Countrywide Alternative Loan Trust Series 2005-86 Class
A8, 5.50%, 2/25/36	1,008	917,991
Countrywide Alternative Loan Trust Series 2005-J11 Class
2A1, 6%, 10/25/35	586	500,312
Countrywide Alternative Loan Trust Series 2006-0A21 Class
A1, 2.661%, 3/20/47 (c)	681	422,098
Countrywide Alternative Loan Trust Series 2006-19Cb Class
A15, 6%, 8/25/36	1,378	1,247,661
Countrywide Alternative Loan Trust Series 2006-27CB Class
A4, 6%, 11/25/36	233	221,562
Countrywide Alternative Loan Trust Series 2006-32CB Class
A10, 6%, 11/25/36	947	912,548
Countrywide Alternative Loan Trust Series 2006-41CB Class
1A3, 6%, 1/25/37	807	751,489
Countrywide Alternative Loan Trust Series 2006-41CB Class
2A17, 6%, 1/25/37	1,057	998,522
Countrywide Alternative Loan Trust Series 2006-43CB Class
1A7, 6%, 2/25/37	465	447,751
Countrywide Alternative Loan Trust Series 2007-2CB Class
1A15, 5.75%, 3/25/37	1,010	894,313
Countrywide Alternative Loan Trust Series 2007-16C Class
4A7, 6%, 8/25/37	1,430	1,078,129
Countrywide Alternative Loan Trust Series 2007-16CB Class
1A7, 6%, 8/25/37	1,057	843,386
Countrywide Alternative Loan Trust Series 2008-2R Class
2A1, 6%, 8/25/37	843	716,272
Countrywide Alternative Loan Trust Series 2008-2R Class
3A1, 6%, 8/25/37	1,089	925,935

2

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Non-Government Agency Mortgage-Backed Securities	(000)	Value

Countrywide Alternative Loan Trust Series 2008-2R Class
4A1, 6.25%, 8/25/37	$ 1,853	$ 1,575,374
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J15 Class 1A1, 4.50%, 12/25/18	476	445,345
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-HYB1 Class 2A, 4.219%, 5/20/34	741	744,470
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-J1 Class 1A1, 4.50%, 1/25/19	347	324,637
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-J2 Class A2, 2.972%, 3/25/34 (c)	710	685,315
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-20 Class 1A33, 6%, 2/25/37	1,613	1,606,773
Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series
2005-1 Class 1A1, 2.972%, 2/25/35	977	809,360
Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series
2006-0A1 Class A1, 2.672%, 2/25/47 (c)	511	324,070
First Horizon Alternative Mortgage Securities Series 2005-
FA1 Class 1A4, 5.50%, 3/25/35	388	349,683
First Horizon Asset Securities, Inc. Series 2003-4 Class 2A2,
2.922%, 6/25/18 (c)	243	235,786
GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1,
2.662%, 8/25/46 (c)	630	447,098
GSR Mortgage Loan Trust Series 2007-3F Class 1A2, 5%,
5/25/37	530	492,629
Indymac INDA Mortgage Loan Trust Series 2007-AR1 Class
3A1, 6.012%, 3/25/37	664	562,840
JPMorgan Mortgage Trust Series 2004-S2 Class 5A1, 5.50%,
12/25/19	525	494,872
MASTR Alternative Loans Trust Series 2004-10 Class 3A1,
5%, 9/25/19	1,891	1,768,212
MASTR Asset Securitization Trust Series 2003-5 Class 2A1,
5%, 6/25/18	706	677,521
Merrill Lynch Mortgage Investors, Inc. Series 2006-A3 Class
3A1, 5.823%, 5/25/36 (c)(d)	1,166	991,053
Residential Accredit Loans, Inc. Series 2002-QS18 Class A1,
5.50%, 12/25/17	1,080	1,051,140
Residential Accredit Loans, Inc. Series 2003-QS18 Class A1,
5%, 9/25/18	1,213	1,163,578
Residential Accredit Loans, Inc. Series 2005-QS13 Class
1A5, 5.50%, 9/25/35	344	318,213
Residential Funding Mortgage Securities I Series 2007-S2
Class A3, 6%, 2/25/37	1,823	1,824,849
Structured Asset Securities Corp. Series 2005-3 Class 1A5,
5%, 3/25/35	515	448,608
Wells Fargo Alternative Loan Trust Series 2007-PA2 Class
1A1, 6%, 6/25/37	3,462	2,265,563
Wells Fargo Mortgage Backed Securities Trust Series 2003-7
Class A1, 4.50%, 8/25/18	676	630,446
Wells Fargo Mortgage Backed Securities Trust Series 2004-2
Class A1, 5%, 1/25/19	768	727,459
Wells Fargo Mortgage Backed Securities Trust Series 2007-8
Class 2A2, 6%, 7/25/37	550	477,224

		42,228,852

3

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Non-Government Agency Mortgage-Backed Securities	(000)	Value

Commercial Mortgage-Backed	Bear Stearns Commercial Mortgage Securities Series 2007-
Securities - 1.5%	PW18 Class A4, 5.70%, 10/11/17	$ 1,000	$ 919,259
Greenwich Capital Commercial Funding Corp. Series 2007-
	GG9 Class A4, 5.444%, 3/10/39	680	620,466
	LB-UBS Commercial Mortgage Trust Series 2007-C2 Class
	A3, 5.43%, 2/15/40	690	627,227

			2,166,952

	Total Non-Government Agency Mortgage-Backed Securities - 29.3%		44,395,804

	Total Long Term Investments (Cost - $186,820,356) - 119.8%		181,685,995

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Cash Sweep Series,
	2.45% (d)(e)	23,427	23,427,388

	Total Short-Term Securities (Cost - $23,427,388) - 15.4%		23,427,388

Total Investments Before Borrowed Bond Agreements and
	Borrowed Bonds (Cost - $210,247,744*) - 135.2%		205,113,383

		Par
	Borrowed Bond Agreements	(000)

	Credit Suisse Group, NY, purchased on 6/18/08 to yield
	1.65% to 6/18/09	12,935	12,935,000

	Total Borrowed Bond Agreements
	(Cost - $12,935,000) - 8.5%		12,935,000

	Borrowed Bonds

	U.S. Treasury Note, 3.50%, 5/31/13	(13,000)	(13,144,222)

	Total Borrowed Bonds (Proceeds - $12,887,741) - (8.7)%		(13,144,222)

Total Investments, Net of Borrowed Bond Agreements and
	Borrowed Bonds - 135.0%		204,904,161
	Liabilities in Excess of Other Assets - (35.0)%		(53,168,040)

	Net Assets - 100.0%		$ 151,736,121

*	The cost and unrealized appreciation (depreciation) of investments, as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 210,465,008

Gross unrealized appreciation	$ 635,604
Gross unrealized depreciation	(5,987,229)

Net unrealized depreciation	$ (5,351,625)

(a)	Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(b)	All or a portion of security, have been pledged as collateral in connection with open financial futures contracts.

(c)	Variable rate security. Rate shown is as of report date.

4

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited) (Percentages shown are based on Net Assets)
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Net Purchase	Sale	Realized	Interest
Affiliate	Cost	Cost	Gain	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$23,427	-	-	$46,839
Merrill Lynch First Franklin Mortgage Loan Trust Series
2007-1 Class A2A, 2.592%, 4/25/37	-	$108,366	$8,157	$4,673
Merrill Lynch Mortgage Investors, Inc. Series 2006-A3
Class 3A1, 5.823%, 5/25/36	-	$60,910	$24	$17,315

(e) Represents the current yield as of report date.
(f) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.
• Financial futures contracts purchased as of July 31, 2008 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

55	EuroDollar Futures	June 2009	$ 13,313,880	$ (12,130)

• Financial futures contracts sold as of July 31, 2008 were as follows:

Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

192	5 -Year U.S. Treasury Bond	September 2008	$ 21,323,644	$ (52,857)
238	10-Year U.S. Treasury Bond	September 2008	$ 26,819,530	(509,564)
31	30-Day Fed Fund	August 2008	$ 12,666,523	9,114
24	30-Day Fed Fund	September 2008	$ 9,806,848	10,565

Total				$ (542,742)

• Swaps outstanding as of July 31, 2008 were as follows:

	Notational	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Received a fixed rate of 2.805% and pay a floating rate based on 3-
month $ LIBOR
Broker, JPMorgan Chase
Expires February 2010	$ 5,700	$ (36,081)
Received a fixed rate of 2.63% and pay a floating rate based on
3-month $ LIBOR
Broker, Citibank NA
Expires March 2010	$ 25,600	(268,597)
Pay a fixed rate of 2.705% and receive a floating rate based on
3-month $ LIBOR
Broker, Citibank NA
Expires April 2010	$ 17,700	176,314
Pay a fixed rate of 2.7375% and receive a floating rate based on
3-month $ LIBOR
Broker, Morgan Stanley Capital Services
Expires April 2010	$ 17,700	166,771
Received a fixed rate of 5.1975% and pay a floating rate based on
3-month $ LIBOR
Broker, Citibank NA
Expires May 2011	$ 16,200	630,449
Received a fixed rate of 4.9765% and pay a floating rate based on
3-month $ LIBOR
Broker, Deutsche Bank AG
Expires August 2012	$ 2,500	90,201
Received a fixed rate of 4.6975% and pay a floating rate based on
3-month $ LIBOR
Broker, Lehman Brothers Special Financing
Expires October 2012	$ 4,000	131,261

	5

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)

	Notational	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Pay a fixed rate of 4.499% and receive a floating rate based on
3-month $ LIBOR
Broker, Deutsche Bank AG
Expires November 2012	$ 9,000	$ (153,894)
Pat a fixed rate of 3.8775% and receive a floating rate
based on 3-month $ LIBOR
Broker, Lehman Brothers Special Financing
Expires February 2013	$ 11,000	106,852
Receive a fixed rate of 3.477% and pay a floating rate
based on 3-month $ LIBOR
Broker, Deutsche Bank AG
Expires March 2013	$ 7,100	(193,639)
Receive a fixed rate of 3.354% and pay a floating rate
based on 3-month $ LIBOR
Broker, Citibank NA
Expires April 2013	$ 15,900	(470,934)
Pay a fixed rate of 3.46% and receive a floating rate
based on 3-month $ LIBOR
Broker, Citibank NA
Expires April 2013	$ 16,000	457,317
Receive a fixed rate of 3.4325% and pay a floating rate
based on 3-month $ LIBOR
Broker, JPMorgan Chase
Expires April 2013	$ 16,000	(472,822)
Pay a fixed rate of 3.4075% and receive a floating rate
based on 3-month $ LIBOR
Broker, JPMorgan Chase
Expires April 2013	$ 16,000	493,219
Receive a fixed rate of 3.481% and pay a floating rate
based on 3-month $ LIBOR
Broker, Credit Suisse First Boston
Expires April 2013	$ 15,900	(431,859)
Pay a fixed rate of 4.28% and receive a floating rate
based on 3-month $ LIBOR
Broker, Citibank NA
Expires June 2013	$ 7,000	(37,595)
Receive a fixed rate of 4.52194% and pay a floating rate
based on 3-month $ LIBOR
Broker, Deutsche Bank AG
Expires June 2013	$ 13,000	204,537

	6

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2008 (Unaudited)

	Notational	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Receive a fixed rate of 4.888% and pay a floating rate based on
3-month $ LIBOR
Broker, Deutsche Bank AG
Expires November 2017	$ 500	$ 9,164
Pay a fixed rate of 4.879% and receive a floating rate based on
3-month $ LIBOR
Broker, Deutsche Bank AG
Expires November 2017	$ 1,000	(17,658)
Pay a fixed rate of 4.897% and receive a floating rate based on
3-month $ LIBOR
Broker, Deutsche Bank AG
Expires November 2017	$ 1,000	(18,978)
Pay a fixed rate of 4.27% and receive a floating rate based on
3-month $ LIBOR
Broker, Lehman Brothers Special Financing
Expires April 2018	$ 4,400	136,142
Receive a fixed rate of 4.40% and pay a floating rate based on
3-month $ LIBOR
Broker, Citibank NA
Expires May 2018	$ 4,300	(92,260)
Receive a fixed rate of 4.8025% and pay a floating rate based on
3-month $ LIBOR
Broker, Deutsche Bank AG
Expires June 2018	$ 7,000	70,644
Receive a fixed rate of 4.86549% and pay a floating rate based on
3-month $ LIBOR
Broker, Deutsche Bank AG
Expires June 2018	$ 7,000	105,351

Total		$ 583,905

7

U.S. Mortgage Portfolio of Managed Account Series Schedule of Investments July 31, 2008 (Unaudited)

Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Portfolio's investments:

Valuation	Investments in	Borrowed	Other Financial
Inputs	Securities	Bonds	Instruments*

Level 1	$ 81,833,911	-	$ (554,872)
Level 2	136,214,472	$ (13,144,222)	583,905
Level 3	-	-	-

Total	$ 218,048,383	$ (13,144,222)	$ 29,033

* Other financial instruments are futures and swaps.

8

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Managed Account Series

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: September 19, 2008